Long-term Debt - Additional Information (Detail) - USD ($)	1 Months Ended				12 Months Ended
	Jun. 30, 2011	Sep. 30, 2010	Sep. 30, 2008	Mar. 31, 2008	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2010
Debt Instrument [Line Items]
Repayments of other debt				$ 1,679,000
Interest paid under notes payable					$ 26,000	$ 56,000	$ 91,000
Loan agreements unpaid balance					$ 0
Loan Agreement
Debt Instrument [Line Items]
Aggregate borrowing capacity				5,300,000				$ 4,000,000
Bank Term Loan
Debt Instrument [Line Items]
Bank loan	$ 2,132,000	$ 1,228,000	$ 489,000	$ 4,811,000
Interest on borrowings	3.471%	3.40%	6.131%	5.231%
Monthly installment	$ 48,000	$ 28,000	$ 11,000	$ 112,000
Installment start date	Jul. 01, 2011	Jan. 01, 2011	Oct. 01, 2008	Apr. 01, 2008
Installment end date	Jun. 01, 2015	Dec. 01, 2014	Sep. 01, 2012	Mar. 01, 2012